CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES - Activity during the period (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Increase (Decrease) in Temporary Equity
Issuance of Series A Preferred Shares	$ 16,550,000
Ending balance	$ 16,550,000